Prepaid Expenses and Deposits, net	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Deposits, net

5. Prepaid Expenses and Deposits, net

Prepaid expenses and deposits, net consisted of the following as of December 31:

2023
HK$
Rental and utility deposits	431,972
Prepayments	371,143
803,115
Less: amount classified as long term deposit	(431,972)
Prepaid expense and other current asset	371,143

	2024	2024
	HK$	US$
Rental and utility deposits	445,272	57,323
Prepayments	-	-
Prepaid insurance	863,840	111,209
Prepaid legal and professional fees	4,043,686	520,577
Prepaid marketing	8,731,108	1,124,027
Prepaid repair and maintenance	80,737	10,394
Prepaid others	25,553	3,290
Total prepaid expenses and deposits	14,190,196	1,826,819
Less: provision for credit losses	(103,182)	(13,283)
Prepaid expenses and deposits, net	14,087,014	1,813,537
Less: amount classified as prepaid expenses and deposits, non-current	(3,546,051)	(456,512)
Prepaid expense and other current assets, current	10,540,963	1,357,025

Prepaid expenses and deposits, non-current, net comprised of the following as of December 31:

	2024	2024
	HK$	US$
Rental deposits	431,972	55,611
Prepaid legal and professional fees	682,500	87,864
Prepaid marketing	2,414,082	310,785
Prepaid repair and maintenance	41,770	5,377
Prepaid expenses and deposits, non-current	3,570,324	459,637
Less: provision for credit losses	(24,273)	(3,125)
Prepaid expenses and deposits, noncurrent, net	3,546,051	456,512

The movement of provision for credit losses was as follows:

	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year ended December 31	-	-	-
Addition	-	103,182	13,283
Balance at end of the year ended December 31	-	103,182	13,283